SIGNIFICANT ACCOUNTING POLICIES (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Reclassification from other current assets		$ (516)	$ (452)
Reclassification to accounts receivable		2,856	2,376
Reclassification to (from) other long-term assets		346	756
Reclassification to financing receivables		748	76
Reclassification from net change in contract asset balances		1,170	(204)
Reclassification to change in operating assets and liabilities		333	462
Reclassification from net change in financing receivables		(1,658)	(120)
Goodwill		3,973	3,923
COVID-19 Pandemic
Disclosure of reclassifications or changes in presentation [line items]
Funding qualified for		91
Proceeds from government grants		82
COVID-19 Pandemic | Forecast
Disclosure of reclassifications or changes in presentation [line items]
Proceeds from government grants	$ 9
Several individually immaterial acquisitions
Disclosure of reclassifications or changes in presentation [line items]
Goodwill		50
Reclassification adjustment | Financing receivables
Disclosure of reclassifications or changes in presentation [line items]
Reclassification from other current assets		1,031	72
Reclassification to accounts receivable		1,031	72
Reclassification to (from) other long-term assets		(748)	(76)
Reclassification to financing receivables		748	76
Reclassification to change in operating assets and liabilities		1,658	(120)
Reclassification from net change in financing receivables		1,658	(120)
Reclassification adjustment | Contract assets
Disclosure of reclassifications or changes in presentation [line items]
Reclassification to (from) other long-term assets		88	557
Reclassification from contract assets		88	557
Reclassification from net change in contract asset balances		1,170	(204)
Reclassification to change in operating assets and liabilities		$ 1,170	$ (204)